Trade accounts receivable (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Balance of provision at the beginning of the year	R$ (70)	R$ (185)	R$ (112)
Provision	151	(104)	(195)
Reversals	33	202	112
Write-offs	15		14
Additions by business combination		(4)
Write-off due to the disposal of subsidiaries		17
Balance of provision at the end of the year	R$ (173)	R$ (70)	R$ (185)